Schedule of non-marketable equity investments fair value (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Upward adjustments
Downward adjustments (including impairment)		(2,479)
Total unrealized gain (losses)		(2,479)
Initial cost basis	1,015,701	990,927
Upward adjustments	3,319	3,319
Downward adjustments (including impairment)	(39,079)	(39,079)
Total carrying value at the end of the period	¥ 979,941	¥ 955,167